CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the year	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
Foreign currency translation adjustments:
Arising in the year		(178)		18		80
Foreign currency translation adjustments		(178)		18		80
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve		(254)		54		45
Movement out of reserve		258		(85)		(44)
Movement in deferred tax		1		(4)
Effective portion of changes in fair value of cash flow hedges		5		(35)		1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations		49		(139)		74
Deferred tax movement on employee benefit obligations		(6)		18		(28)
Total of items that will not be reclassified to income statement		43		(121)		46
Total other comprehensive (expense)/income for the year		(130)		(138)		127
Total comprehensive expense for the year		(67)		(212)		(30)
Attributable to:
Equity owners		(67)		(212)		(30)
Total comprehensive expense for the year		$ (67)		$ (212)		$ (30)